Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,656,000
Previously Paid Amount	0.00
Total Fee Amount	2,714.49
Total Offset Amount	0.00
Net Fee	2,714.49
Narrative - Max Aggregate Offering Price	$ 19,656,000
Final Prospectus	true